Standby Equity Purchase Agreements and Promissory Notes (Details) ₪ in Thousands, $ in Thousands			6 Months Ended			12 Months Ended
	Oct. 30, 2025 USD ($)	Jul. 16, 2024 USD ($)	Jun. 30, 2026 ILS (₪) shares	Jun. 30, 2026 USD ($) shares	Jun. 30, 2025 ILS (₪) shares	Dec. 31, 2025 ILS (₪)
Standby Equity Purchase Agreements and Promissory Notes [Line Items]
Commited amount		$ 15,000
Aggregate subscription amount | ₪						₪ 1,076
Principal amount	$ 1,500	$ 3,000
Repayment of principal and accrued interest			4,540	$ 1,492
Financing expenses (in New Shekels) | ₪			502
Repayment of remaining balance amount			1,634	550
SEPA III [Member]
Standby Equity Purchase Agreements and Promissory Notes [Line Items]
Commited amount	50,000
Aggregate subscription amount	$ 50,000
Ownership interest	9.99%
Principal amount	$ 1,500
Bearing interest percentage	8.00%
Bearing interest rate	3.00%
Total gross proceeds			₪ 15,011	$ 4,948
American Depositary Shares [Member]
Standby Equity Purchase Agreements and Promissory Notes [Line Items]
Shares issued (in Shares) | shares					37,871,020,800
Number of ordinary shares represented by ADS (in Shares) | shares			1,242,761	1,242,761
Total gross proceeds			₪ 19,551	$ 6,440
American Depositary Shares [Member] | SEPA III [Member]
Standby Equity Purchase Agreements and Promissory Notes [Line Items]
Shares issued (in Shares) | shares			53,687,275,200	53,687,275,200